Warrant Liability (Detail) (Warrant, USD $)	12 Months Ended
Dec. 31, 2011
Fair value of the warrants using binomial lattice valuation model
Market value of stock at end of period	$ 0.01
Expected dividend rate	0.00%
Shares underlying warrants outstanding classified as liabilities	41,558,259
Minimum
Fair value of the warrants using binomial lattice valuation model
Exercise price	$ 0.1198
Expected volatility	33.47%
Risk-free interest rate	0.03%
Expected life in years	3 years 4 months 24 days
Maximum
Fair value of the warrants using binomial lattice valuation model
Exercise price	$ 0.7345
Expected volatility	62.86%
Risk-free interest rate	3.18%
Expected life in years	9 years 10 months 24 days